Schedule of Contract Liabilities (Details) - Theralink Technologies Inc [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Subsidiary or Equity Method Investee [Line Items]
Contract liabilities beginning balance	$ 156,550	$ 135,150
Billings and cash receipts on uncompleted contracts	159,465	325,048
Less: revenues recognized during the period	(171,125)	(303,648)
Total contract liabilities	$ 144,890	$ 156,550